Valuation Allowances and Qualifying Accounts	12 Months Ended
Dec. 31, 2019
Valuation Allowances and Qualifying Accounts

ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK

SCHEDULE V - VALUATION ALLOWANCES AND QUALIFYING ACCOUNTS

Additions
($ in thousands) Description	Balance as of beginning of period	Charged to costs and expenses	Other additions	Deductions	Balance as of end of period
Year ended December 31, 2019
Allowance for reinsurance recoverables	$—	$34	$—	$—	$34
Allowance for estimated losses on mortgage loans	—	—	—	—	—
Year ended December 31, 2018
Allowance for estimated losses on mortgage loans	$—	$—	$—	$—	$—
Year ended December 31, 2017
Allowance for estimated losses on mortgage loans	$—	$—	$—	$—	$—